Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average
			Summary
	Summary	Compensation	Compensation	Average	Value of Initial
	Compensation	Actually	Table Total	Compensation	Fixed $100 Investment
	Table Total	Paid	for Non-PEO	Actually Paid	Based On
	for PEO	to PEO	NEOs	to Non-PEO NEOs	Total Shareholder Return	Net Loss
Year	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($ in millions)(6)
2025	2,125,594	1,793,592	4,208,783	4,125,368	0.03	(40.9)
2024	1,269,419	876,793	814,738	655,714	0.10	(11.7)
2023	1,635,226	1,052,743	922,495	690,975	1.22	(8.9)
(1)

Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Andreeff for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025”.

(2)

Amounts reported reflect CAP for Mr. Andreeff, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Andreeff during the applicable year. The adjustments below were made to Mr. Andreeff’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

	Reported				Equity
	Summary Compensation		Reported		Award		CAP for
	Table Total for PEO		Value of Equity Awards		Adjustments		PEO
Year	($)	Less	($)(a)	Plus	($)(b)	Equals	($)(c)
2025	2,125,594	—	636,456	+	304,454	=	1,793,592
2024	1,269,419	—	682,760	+	290,134	=	876,793
2023	1,635,226	—	1,115,469	+	532,986	=	1,052,743
(a)	Amounts reflect the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in the applicable year and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No dividends or other earnings were paid on stock or option awards in any applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:

	Year End Fair		Fair Value as	Change in Fair Value to the
	Value of Equity	Year over Year Change	of Vesting	Vesting Date of Equity
	Awards Granted in	in Fair	Date of Equity	Awards	Total
	the Year and	Value of	Awards Granted	Granted in Prior	Equity
	Outstanding and	Outstanding and	and Vested	Years that Vested	Award
	Unvested at Year End	Unvested Equity Awards	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	430,252	(125,798)	304,454
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986
(3)

Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Andreeff) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025”. The names of each of the other NEOs (excluding Mr. Andreeff) included for purposes of calculating the average amounts in 2025 are Messrs. Chee and Mathiesen and in each of 2024 and 2023 are Mr. Mathiesen and Dr. Antonella Favit-Van Pelt, our former Chief Medical Officer.

(4)

Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Andreeff), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Andreeff) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Andreeff) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

	Average Reported
	Summary		Average
	Compensation		Reported		Average
	Table		Value of		Equity		Average
	Total for		Equity		Award		CAP for
	Non-PEO NEOs		Awards		Adjustments		Non-PEO NEOs
Year	($)	Less	($)	Plus	($)(a)	Equals	($)
2025	4,208,783	—	3,475,258	+	3,391,843	=	4,125,368
2024	814,738	—	287,723	+	128,699	=	655,714
2023	922,495	—	447,394	+	215,874	=	690,975
(a)

See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Fair Value as
	Average		of Vesting	Average Change
	Year End Fair Value	Year over Year Average	Date of Equity	in Fair Value to the	Total
	of Equity Awards	Change in Fair Value of	Awards	Vesting Date of Equity	Average
	Granted in the Year	Outstanding and	Granted	Awards Granted in	Equity
	and Outstanding and	Unvested Equity	and Vested	Prior Years that	Award
	Unvested at Year End	Awards	in the Year	Vested in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	3,423,756	(31,913)	3,391,843
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874
(5)

Cumulative TSR is calculated as the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	Amounts reflect the net income as reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)

Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Andreeff for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025”.

(3)

Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Andreeff) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025”. The names of each of the other NEOs (excluding Mr. Andreeff) included for purposes of calculating the average amounts in 2025 are Messrs. Chee and Mathiesen and in each of 2024 and 2023 are Mr. Mathiesen and Dr. Antonella Favit-Van Pelt, our former Chief Medical Officer.

PEO Total Compensation Amount	$ 2,125,594	$ 1,269,419	$ 1,635,226
PEO Actually Paid Compensation Amount	$ 1,793,592	876,793	1,052,743
Adjustment To PEO Compensation, Footnote
(2)

Amounts reported reflect CAP for Mr. Andreeff, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Andreeff during the applicable year. The adjustments below were made to Mr. Andreeff’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

	Reported				Equity
	Summary Compensation		Reported		Award		CAP for
	Table Total for PEO		Value of Equity Awards		Adjustments		PEO
Year	($)	Less	($)(a)	Plus	($)(b)	Equals	($)(c)
2025	2,125,594	—	636,456	+	304,454	=	1,793,592
2024	1,269,419	—	682,760	+	290,134	=	876,793
2023	1,635,226	—	1,115,469	+	532,986	=	1,052,743
(a)	Amounts reflect the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in the applicable year and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No dividends or other earnings were paid on stock or option awards in any applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:

	Year End Fair		Fair Value as	Change in Fair Value to the
	Value of Equity	Year over Year Change	of Vesting	Vesting Date of Equity
	Awards Granted in	in Fair	Date of Equity	Awards	Total
	the Year and	Value of	Awards Granted	Granted in Prior	Equity
	Outstanding and	Outstanding and	and Vested	Years that Vested	Award
	Unvested at Year End	Unvested Equity Awards	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	430,252	(125,798)	304,454
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986

Non-PEO NEO Average Total Compensation Amount	$ 4,208,783	814,738	922,495
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,125,368	655,714	690,975
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Andreeff), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Andreeff) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Andreeff) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

	Average Reported
	Summary		Average
	Compensation		Reported		Average
	Table		Value of		Equity		Average
	Total for		Equity		Award		CAP for
	Non-PEO NEOs		Awards		Adjustments		Non-PEO NEOs
Year	($)	Less	($)	Plus	($)(a)	Equals	($)
2025	4,208,783	—	3,475,258	+	3,391,843	=	4,125,368
2024	814,738	—	287,723	+	128,699	=	655,714
2023	922,495	—	447,394	+	215,874	=	690,975
(a)

See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Fair Value as
	Average		of Vesting	Average Change
	Year End Fair Value	Year over Year Average	Date of Equity	in Fair Value to the	Total
	of Equity Awards	Change in Fair Value of	Awards	Vesting Date of Equity	Average
	Granted in the Year	Outstanding and	Granted	Awards Granted in	Equity
	and Outstanding and	Unvested Equity	and Vested	Prior Years that	Award
	Unvested at Year End	Awards	in the Year	Vested in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	3,423,756	(31,913)	3,391,843
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.03	0.1	1.22
Net Income (Loss)	$ (40,900,000)	(11,700,000)	(8,900,000)
PEO Name	Mr. Andreeff
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:

	Year End Fair		Fair Value as	Change in Fair Value to the
	Value of Equity	Year over Year Change	of Vesting	Vesting Date of Equity
	Awards Granted in	in Fair	Date of Equity	Awards	Total
	the Year and	Value of	Awards Granted	Granted in Prior	Equity
	Outstanding and	Outstanding and	and Vested	Years that Vested	Award
	Unvested at Year End	Unvested Equity Awards	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	430,252	(125,798)	304,454
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986
The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Fair Value as
	Average		of Vesting	Average Change
	Year End Fair Value	Year over Year Average	Date of Equity	in Fair Value to the	Total
	of Equity Awards	Change in Fair Value of	Awards	Vesting Date of Equity	Average
	Granted in the Year	Outstanding and	Granted	Awards Granted in	Equity
	and Outstanding and	Unvested Equity	and Vested	Prior Years that	Award
	Unvested at Year End	Awards	in the Year	Vested in the Year	Adjustments
Year	($)	($)	($)	($)	($)
2025	—	—	3,423,756	(31,913)	3,391,843
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (636,456)	(682,760)	(1,115,469)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,454	290,134	532,986
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		130,225	330,374
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(158,145)	(6,515)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,252	441,355	212,482
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,798)	(123,301)	(3,355)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,475,258)	(287,723)	(447,394)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,391,843	128,699	215,874
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		54,879	132,513
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(63,185)	(1,209)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,423,756	185,991	85,215
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,913)	$ (48,986)	$ (645)